Provision (Benefit) Table (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current:
State	$ 3	$ 2	$ 11
Foreign	1	(22)	26
Total	4	(20)	37
Deferred:
State	8	15	0
Foreign	17	35	5
Total	25	50	5
Provision (benefit) for income taxes	$ 29	$ 30	$ 42